Related Party Transactions and Arrangements (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services
The table below shows the costs incurred due to arrangements with our Advisor and its affiliates during the three and six months ended June 30, 2021 and 2020 and the associated payable as of June 30, 2021 and December 31, 2020 (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,		Payable as of
	2021	2020	2021	2020	June 30, 2021	December 31, 2020
Acquisition expenses (1)	$169	$175	$322	$317	$—	$—
Administrative services expenses	3,078	2,940	6,552	7,052	3,078	2,940
Asset management and subordinated performance fee	6,001	3,738	11,417	7,650	8,657	4,773
Other related party expenses (2)(3)	7	89	36	670	956	1,812
Total related party fees and reimbursements	$9,255	$6,942	$18,327	$15,689	$12,691	$9,525

(1)
Total acquisition expenses paid during the three and six months ended June 30, 2021 were $2.0 million and $4.6 million respectively, of which $1.8 million and $4.3 million were capitalized within the commercial mortgage loans, held for investment and real estate securities, available for sale, measured at fair value lines of the consolidated balance sheets. Total acquisition expenses paid during the three and six months ended June 30, 2020 were $0.6 million and $2.8 million respectively, of which $0.4 million and $2.5 million were capitalized within the commercial mortgage loans, held for investment and real estate securities, available for sale, measured at fair value lines of the consolidated balance sheets.

(2)	These are related to reimbursable costs incurred related to the increase in loan origination activities and are included in Other expenses in the Company’s consolidated statements of operations.
(3)	As of June 30, 2021 and December 31, 2020 the related party payables include $1.0 million and $1.8 million of payments made by the Advisor to third party vendors on behalf of the Company.

The table below shows the costs incurred due to arrangements with our Advisor and its affiliates during the years ended December 31, 2020, 2019 and 2018 and the associated payable as of December 31, 2020 and 2019 (dollars in thousands):

	Year Ended December 31,			Payable as of December 31,
	2020	2019	2018	2020	2019
Acquisition expenses (1)	696	900	452	—	225
Administrative services expenses	13,120	16,363	13,446	2,940	1,238
Asset management and subordinated performance fee	15,178	16,226	10,299	4,773	3,326
Other related party expenses (2)(3)	703	1,610	1,259	1,812	—
Total related party fees and reimbursements	$29,697	$35,099	$25,456	$9,525	$4,789

(1)
Total acquisition fees and expenses paid during the years ended December 31, 2020, 2019 and 2018 were $7.1 million, $8.4 million and $8.1 million respectively, of which $6.4 million, $7.5 million and $7.6 million were capitalized within the commercial mortgage loans, held for investment line of the consolidated balance sheets for the years ended December 31, 2020, 2019 and 2018.

(2)	These are related to reimbursable costs incurred related to the increase in loan origination activities and are included in Other expenses in the Company’s consolidated statements of operations.

(3)	The related party payable includes $1.8 million of payments made by the Advisor to third party vendors on behalf of the Company.